SCHEDULE OF REVENUE BY RECOGNITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 539,474	$ 521,241	$ 895,978
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	476,876	232,556	392,918
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 62,598	$ 288,685	$ 503,060